Note 9 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]

	Year ended December 31,
	2022	2021

Operating lease cost	$97,467	$90,129
Finance lease cost
Amortization of right-of-use assets	1,034	975
Interest on lease liabilities	29	16
Variable lease cost	21,728	24,008
Short term lease cost	4,323	4,024

Total lease expense	$124,581	$119,152

Sublease revenues	(6,904)	(6,214)
Total lease cost, net of sublease revenues	$117,677	$112,938
	Year ended December 31,
	2022	2021

Right-of-use assets obtained in exchange for new operating lease obligations	$99,669	$111,578
Right-of-use assets obtained in exchange for new finance lease obligations	1,101	400

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(94,761)	$(94,256)
Operating cash flows from finance leases	(29)	(16)
Financing cash flows from finance leases	(1,391)	1,936
As at December 31,
2022

Weighted average remaining lease term
Operating leases (in years)	6.6
Finance leases (in years)	2.6

Weighted average discount rate
Operating leases	3.2%
Finance leases	2.0%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
	As at December 31,
	2022	2021

Operating leases
Operating lease right-of-use assets	$341,623	$316,517

Operating lease liabilities - current	$(84,989)	$(80,928)
Operating lease liabilities - non-current	(322,496)	(296,633)
Total operating lease liabilities	$(407,485)	$(377,561)

Finance leases
Fixed assets, cost	$3,895	$3,312
Accumulated depreciation	(2,511)	(2,564)
Fixed assets, net	$1,384	$748

Long-term debt - current	$(755)	$(562)
Long-term debt - non-current	(725)	(248)
Total finance lease liabilities	$(1,480)	$(810)

Lessee, Lease, Liability, Maturity [Table Text Block]
Maturities of lease liabilities were as follows:

	1 year	2 years	3 years	4 years	5 years	Thereafter	Total

Operating leases	$98,338	$84,051	$66,455	$49,455	$39,717	$116,528	$454,544

Present value of operating lease liabilities							407,485
Difference between undiscounted cash flows and discounted cash flows							$47,059

Finance leases	$710	$481	$198	$102	$-	$-	$1,491

Present value of finance lease liabilities							1,480
Difference between undiscounted cash flows and discounted cash flows							$11